Unaudited Interim Condensed Consolidated Statements of Operations and Comprehensive Income - USD ($)	6 Months Ended
	Apr. 30, 2026	Apr. 30, 2025
Income Statement [Abstract]
Revenues, net	$ 1,257,689	$ 1,239,197
Cost of revenues	45,719	58,500
Gross profit	1,211,970	1,180,697
Operating expenses
Selling and marketing expenses	560,577	229,775
General and administrative expenses	1,189,274	20,632,549
Research and development expenses	138,618	26,087
Allowance for expected credit losses	286,048	7,883
Total operating expenses	2,174,517	20,896,294
Operating loss	(962,547)	(19,715,597)
Non-operating income (expense) items:
Other income (expense)	(16,437)	58,154
Interest income	49,486	416
Interest (expense)	(4)	(20)
Total other income, net	33,045	58,550
Loss before income tax	(929,502)	(19,657,048)
Income tax (benefit) expense	(11,220)	178,946
Net loss	(918,282)	(19,835,994)
Other comprehensive income (loss) :
Foreign currency translation adjustment	66,716	(9,999)
Total comprehensive loss	$ (851,566)	$ (19,845,993)
Loss per share
Ordinary shares – basic (in Dollars per share)	$ (0.33)	$ (36.89)
Ordinary shares – diluted (in Dollars per share)	$ (0.33)	$ (36.89)
Weighted average shares outstanding used in calculating basic and diluted earnings per share:
Ordinary shares – basic (in Shares)	2,801,186	537,744
Ordinary shares – diluted (in Shares)	2,801,186	537,744